Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets
Cash and cash equivalents	$ 95,535	$ 119,025
Trade receivables (note 6)	94,286	105,004
Other current assets	13,822	9,300
Income taxes recoverable	10,071
Inventory (note 7)	110,810	81,816
Deferred income taxes (note 13)	14,026	12,200
Total current assets	338,550	327,345
Property and equipment (note 8)	109,567	117,173
Goodwill (note 2)	34,173	34,173
Intangible assets (note 9)	32,339	42,140
Deferred income taxes (note 13)	19,897	17,177
Deferred financing fees (note 10)	5,039	8,215
Total assets	539,565	546,223
Current liabilities
Accounts payable	33,908	36,579
Accrued and other current liabilities	86,555	79,541
Deferred revenue	34,034	31,516
Income taxes payable		2,949
Current portion of long-term debt (note 10)	3,050	3,050
Total current liabilities	157,547	153,635
Long-term debt (note 10)	288,225	336,275
Other long-term liabilities	5,741
Deferred revenue	90,774	87,992
Deferred income taxes (note 13)	8,887	11,594
Total liabilities	551,174	589,496
Commitments (note 16)
Guarantees and contingencies (note 17)
Shareholders' deficit
Accumulated other comprehensive loss (note 5)	(10,782)	(11,894)
Additional paid-in capital (notes 11 and 12)	32,864	8,672
Deficit	(730,090)	(761,870)
Total shareholders' deficit	(11,609)	(43,273)
Total liabilities and shareholders' deficit	539,565	546,223
Class A Subordinate Voting Shares
Shareholders' deficit
Share capital (note 11)	457,992	483,412
Class B Shares
Shareholders' deficit
Share capital (note 11)	$ 238,407	$ 238,407